SCHEDULE OF ANTI DILUTIVE SECURITIES (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	18,366,696	18,485,830	18,538,452	15,077,228	26,919,433	13,482,498
Restricted stock units	171,756	11,840,890	343,512
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	18,194,940	6,644,940	18,194,940	6,644,940	11,726,940	5,489,940
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		11,840,890		8,432,288	15,192,493	7,992,558